EARNINGS (LOSS) PER SHARE (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Earnings Per Share [Abstract]
Income from continuing operations	$ 15,131	$ 55,657	$ 142,665	$ 154,391
Income from continuing operations attributable to Dole plc	8,018	46,964	132,311	129,342
Income (loss) from discontinued operations, net of income taxes				(27,616)
Net income attributable to Dole plc	$ 14,402	$ 45,292	$ 164,662	$ 101,726
Weighted average number of shares outstanding:
Weighted average shares - basic (in shares)	94,990	94,929	94,950	94,912
Effect of share options with a dilutive effect (in shares)	624	219	445	182
Weighted average shares - diluted (in shares)	95,614	95,148	95,395	95,094
Basic:
Continuing operations (in USD per share)	$ 0.08	$ 0.50	$ 1.39	$ 1.36
Discontinued operations (in USD per share)	0.07	(0.02)	0.34	(0.29)
Net income per share attributable to Dole plc - basic (in USD per share)	0.15	0.48	1.73	1.07
Diluted:
Continuing operations (in USD per share)	0.08	0.50	1.39	1.36
Discontinued operations (in USD per share)	0.07	(0.02)	0.34	(0.29)
Net income per share attributable to Dole plc - diluted (in USD per share)	$ 0.15	$ 0.48	$ 1.73	$ 1.07
Net income attributable to noncontrolling interests	$ (7,113)	$ (8,693)	$ (10,354)	$ (25,049)
Income (loss) from discontinued operations, net of income taxes	$ 6,384	$ (1,672)	$ 32,351	$ (27,616)